Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables

10.  TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2020 and 2019, is as follows:

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Gross	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$

Trade and other receivables, gross	3,924,946	4,243,413	643,923	617,218
Trade receivables, gross	3,693,052	3,219,045	354,376	122,428
Accounts receivable from finance leases, gross	584	—	8,214	—
Other receivables, gross	231,310	1,024,368	281,333	494,790

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Net	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$

Trade and other receivables, net	3,234,935	3,504,457	578,524	587,957
Trade receivables, net	3,008,544	2,576,458	289,361	99,876
Accounts receivable from finance leases, net	568	—	8,000	—
Other receivables, net	225,823	927,999	281,163	488,081

	Balance as of
	Current		Non-Current
Detail of other accounts receivable, net (1)	12-31-2020	12-31-2019	12-31-2020	12-31-2019
	ThUS$	ThUS$	ThUS$	ThUS$
Sectorial assets Brazil (i)	-	557,504	-	166,040
Accounts receivable "low income" (ii)	27,593	168,025	-	-
Receivables VOSA project (iii)	43,800	42,442	268,075	308,077
Accounts receivables from employees	7,869	11,024	12,798	12,850
Advances to suppliers	28,441	21,226	-	-
Subsidy and contribution mechanisms	33,545	27,133	-	-
Other	84,575	100,645	290	1,114
Total	225,823	927,999	281,163	488,081

(i)

Regulatory (or industry-wide) assets and liabilities are recorded as a result of the signing in December 2014 of significant amendments to the original concession agreements entered into by our electricity distribution subsidiaries in Brazil. These amendments established that, in addition to the compensation amounts derived from investments not amortized during the respective concession periods (see Note 9 (2)), the balances of regulatory assets and liabilities that had not been recovered or returned through the tariff cycles will also be subject to compensation or return by the Brazilian government. This implies that the realization of these assets or the settlement of liabilities does not depend on the invoicing made to customers during the concession period.

These regulatory assets and liabilities arise from the differences between the actual cost and the cost considered in the tariff adjustments and generate an asset to the extent that the actual cost is greater than the one considered in the tariff, or a liability when the actual costs are lower than those considered in the tariff. These differences are considered by ANEEL, which is the government entity that regulates electricity tariffs in Brazil, in the subsequent tariff adjustment process of each concessionaire company.

In general, as a result of the normal operation of the companies, these regulatory assets and liabilities are collected or settled through invoices to customers over a period that is on average between 10 and 24 months.

CONTA-COVID

On May 18, 2020, Decree No. 10,350 was issued in the Official Gazette of Brazil, which authorized the creation of CONTA-COVID, which establishes a cash-advance mechanism for electricity distribution companies in respect to accounts receivable already accrued, which under normal circumstances would be recovered through future customer billing, once the corresponding tariff update processes have been carried out. The CONTA-COVID is managed by the Electric Energy Commercialization Chamber – CCEE.

CONTA-COVID is regulated by Regulatory Resolution No. 885 issued by the Ministry of Mining and Energy, dated June 23, 2020, and its funds were obtained through a “sectorial loan”, entered into by a group of banks. The CCEE centralized the contracting of loan transactions and transferred the funds to the electricity distribution companies, in accordance with the limit established by ANEEL for each company.

CONTA-COVID guarantees the economic resources necessary to compensate for the loss of income due to the pandemic and to protect the rest of the electricity sector’s production chain, by allowing electricity distribution companies to continue complying with their contracts. Additionally, CONTA-COVID avoided significant adjustments in electricity tariffs, since without this mechanism, there would have been an impact for consumers in the next readjustments, with payment in 12 months. With this mechanism, the impact will be diluted over a total period of 60 months.

As of December 31, 2020, the amounts received by electricity distribution subsidiaries in Brazil (presented in the consolidated statement cash flows, under Other receipts from operating activities), which are recorded against the corresponding sectorial assets and liabilities, are summarized as follows (in thousands of U.S. dollars):

CONTA COVID	12-31-2020
Enel Distribución Sao Paulo	263,102
Enel Distribución Río	150,728
Enel Distribución Goiás	99,009
Enel Distribución Ceará	85,005
Total	597,844

The tariff increases deferred in this period will be paid by customers in up to 5 years from 2021, through a sectorial tariff charged by distributors and transferred to the CCEE. The CCEE, in turn, will amortize the loan entered into with the syndicate of the sectorial loan creditor banks.

(ii)

Accounts  receivable to “low income” consumers to which a social discount is applied creating a “low income” final tariff, in which the Brazilian government replenishes such discount to our subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias and Enel Distribución Sao Paulo S.A. through a state subsidy.

(iii)	Account receivables related to the Argentine Project.

There are no significant trade and other receivables balances held by the Group that are not available for its use.

The Group does not have customers to which it has sales representing 10% or more of its operating revenue for the years ended December 31, 2020 and 2019.

Refer to Note 11.1 for detailed information on amounts, terms and conditions associated with accounts receivable from related companies.

b)	As of December 31, 2020 and 2019, the analysis of trade accounts receivables due and unpaid, but of which no impairment losses have been recorded, is as follows:

	Balance as of
Trade accounts receivables due and unpaid, but of which no impairment losses have been recorded	12-31-2020 ThUS$	12-31-2019 ThUS$
Less than three months	555,004	551,817
Between three and six months	92,337	95,451
Between six and twelve months	75,779	87,226
More than twelve months	169,477	213,357
Total	892,597	947,851

c)    The reconciliation of changes in the allowance for credit losses of trade receivables is as follows:

Current and
Trade accounts receivables due and unpaid, with impairment losses	Non-Current ThUS$
Balance as of January 1, 2019	799,865
Increases (decreases) for the year	159,250
Amounts written off	(168,889)
Foreign currency translation differences	(22,009)
Balance as of December 31, 2019	768,217
Increases (decreases) for the year (*)	211,536
Amounts written off	(112,591)
Foreign currency translation differences	(111,752)
Balance as of December 31, 2020	755,410

(*) Impairment losses on trade accounts receivable amounted to ThUS$ 211,536 as of December 31, 2020, which represented an increase of 32.8% in comparison to the loss of ThUS$ 159,250 recorded in the 2019. This increase originated mainly due to the effects of a higher level of default generated by COVID-19, mainly from our Brazil distribution subsidiaries, in the amount of ThUS$ 113,095 offset by the effects of conversion of different foreign currencies in respect to the U.S. dollar in the amount of ThUS$ 62,278. See Note 31.b) Trade and Other Accounts Receivable Impairment Losses.

Write-offs for doubtful accounts

Past-due debt is written off once all collection measures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year of procedures for the few cases that arise in each country. In our distribution business, considering the differences in each country, the process takes at least 6 months in Argentina and Brazil and 12 months in Colombia and Peru. Overall, the risk of bad debt, and therefore the risk of writing off our trade receivables, is limited (see Notes 3.g.3 and 22.5).

d)    Additional information:

>	Additional statistical information required under Official Bulletin 715 of the CMF, of February 3, 2012. See Appendix 2.
•	Complementary Trade Accounts Information. See Appendix 2.1.